Shareholder Report	12 Months Ended	53 Months Ended	58 Months Ended	93 Months Ended	118 Months Ended
	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000225700 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	AAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio Investor Class returned 7.59% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	7.59%	3.59%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066
Holdings Count | holding	18	18	18	18	18
Advisory Fees Paid, Amount	$ 69,401
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225696 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	I Class
Trading Symbol	AAAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio I Class returned 7.76% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	7.76%	3.78%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066
Holdings Count | holding	18	18	18	18	18
Advisory Fees Paid, Amount	$ 69,401
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

C000225697 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	A Class
Trading Symbol	AABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio A Class returned 7.36% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	7.36%	3.32%	3/10/21
A Class - with sales charge	1.19%	1.94%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066
Holdings Count | holding	18	18	18	18	18
Advisory Fees Paid, Amount	$ 69,401
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

C000225698 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	R Class
Trading Symbol	AABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R Class returned 7.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	7.13%	3.06%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066
Holdings Count | holding	18	18	18	18	18
Advisory Fees Paid, Amount	$ 69,401
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

C000225699 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	AABHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R6 Class returned 7.96% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	7.96%	3.95%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066	$ 53,818,066
Holdings Count | holding	18	18	18	18	18
Advisory Fees Paid, Amount	$ 69,401
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

C000225702 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	Investor Class
Trading Symbol	AABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 8.54% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	8.54%	3.93%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 120,601
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225701 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	I Class
Trading Symbol	AABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 8.86% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	8.86%	4.13%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 120,601
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

C000225703 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	A Class
Trading Symbol	AABQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 8.38% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	8.38%	3.68%	3/10/21
A Class - with sales charge	2.15%	2.30%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 120,601
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

C000225704 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R Class
Trading Symbol	AABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 8.12% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.12%	3.41%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 120,601
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

C000225705 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R6 Class
Trading Symbol	AABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 9.02% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.02%	4.29%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783	$ 76,112,783
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 120,601
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

C000225710 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	Investor Class
Trading Symbol	AABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 9.05% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.05%	4.30%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 200,024
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225706 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	I Class
Trading Symbol	AAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 9.37% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.37%	4.52%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 200,024
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000225707 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	A Class
Trading Symbol	AABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 8.78% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	8.78%	4.05%	3/10/21
A Class - with sales charge	2.53%	2.66%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 200,024
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000225708 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R Class
Trading Symbol	AACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 8.52% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.52%	3.80%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 200,024
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000225709 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R6 Class
Trading Symbol	AACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 9.52% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.52%	4.68%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633	$ 125,268,633
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 200,024
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000225715 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	Investor Class
Trading Symbol	AACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 10.14% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.14%	4.80%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 199,789
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225714 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	I Class
Trading Symbol	AACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 10.35% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.35%	5.00%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 199,789
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

C000225713 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	A Class
Trading Symbol	AACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 9.87% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.87%	4.55%	3/10/21
A Class - with sales charge	3.55%	3.15%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 199,789
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

C000225712 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R Class
Trading Symbol	AACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 9.61% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	9.61%	4.28%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 199,789
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

C000225711 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R6 Class
Trading Symbol	AACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 10.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	10.51%	5.16%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712	$ 122,901,712
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 199,789
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

C000225716 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	Investor Class
Trading Symbol	AACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 11.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.16%	5.40%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 184,448
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225717 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	I Class
Trading Symbol	AACUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 11.47% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.47%	5.63%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 184,448
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

C000225718 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	A Class
Trading Symbol	AACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 10.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.99%	5.16%	3/10/21
A Class - with sales charge	4.61%	3.75%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 184,448
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

C000225720 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R Class
Trading Symbol	AACWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 10.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.63%	4.88%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 184,448
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

C000225719 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R6 Class
Trading Symbol	AACZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 11.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.63%	5.79%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563	$ 126,141,563
Holdings Count | holding	23	23	23	23	23
Advisory Fees Paid, Amount	$ 184,448
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

C000225721 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AADHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 12.20% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.20%	6.04%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 187,733
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225722 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	I Class
Trading Symbol	AADJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 12.42% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	12.42%	6.24%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 187,733
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000225723 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	A Class
Trading Symbol	AADKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 11.94% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	11.94%	5.77%	3/10/21
A Class - with sales charge	5.50%	4.35%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 187,733
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000225724 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R Class
Trading Symbol	AADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 11.57% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.57%	5.49%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 187,733
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000225725 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R6 Class
Trading Symbol	AADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 12.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	12.58%	6.40%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941	$ 118,332,941
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 187,733
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000225726 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	Investor Class
Trading Symbol	AADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 12.91% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.91%	6.56%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 167,942
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225727 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	I Class
Trading Symbol	AADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 13.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.13%	6.77%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 167,942
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

C000225728 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	A Class
Trading Symbol	AADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 12.74% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.74%	6.31%	3/10/21
A Class - with sales charge	6.26%	4.89%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 167,942
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

C000225730 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R Class
Trading Symbol	AADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 12.48% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.48%	6.04%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 167,942
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

C000225729 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R6 Class
Trading Symbol	AADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 13.39% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.39%	6.93%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030	$ 111,929,030
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 167,942
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

C000225735 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 13.44% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.44%	6.86%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 114,733
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225731 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	I Class
Trading Symbol	AADWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 13.75% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.75%	7.08%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 114,733
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

C000225732 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	A Class
Trading Symbol	AADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 13.07% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.07%	6.58%	3/10/21
A Class - with sales charge	6.57%	5.16%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 114,733
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

C000225733 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R Class
Trading Symbol	AAEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 12.81% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.81%	6.31%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 114,733
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

C000225734 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AAEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 13.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.89%	7.26%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120	$ 80,334,120
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 114,733
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

C000225689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	Investor Class
Trading Symbol	AAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 13.75% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.75%	7.08%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 103,106
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	I Class
Trading Symbol	AAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 13.97% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.97%	7.26%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 103,106
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	A Class
Trading Symbol	AAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 13.48% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.48%	6.81%	3/10/21
A Class - with sales charge	6.96%	5.38%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 103,106
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R Class
Trading Symbol	AAEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 13.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.13%	6.52%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 103,106
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R6 Class
Trading Symbol	AAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 14.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.13%	7.42%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223	$ 75,073,223
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 103,106
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225692 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	Investor Class
Trading Symbol	AAEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 13.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.51%	7.17%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 43,438
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000225693 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	I Class
Trading Symbol	AAELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 13.83% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.83%	7.38%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 43,438
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225695 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	A Class
Trading Symbol	AAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 13.36% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.36%	6.90%	3/10/21
A Class - with sales charge	6.84%	5.47%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 43,438
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225694 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R Class
Trading Symbol	AAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 12.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.99%	6.63%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 43,438
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000225691 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R6 Class
Trading Symbol	AAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 13.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.99%	7.54%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011	$ 13,965,011
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 43,438
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

C000014670 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	Investor Class
Trading Symbol	AONIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 5.66% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.66%	3.47%	4.03%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 368,469,372	$ 368,469,372	$ 368,469,372	$ 368,469,372	$ 368,469,372
Holdings Count | holding	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	59.1%
Domestic Equity Funds	24.5%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000153102 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	R Class
Trading Symbol	AORHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 5.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.13%	2.95%	3.52%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 368,469,372	$ 368,469,372	$ 368,469,372	$ 368,469,372	$ 368,469,372
Holdings Count | holding	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	59.1%
Domestic Equity Funds	24.5%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

C000014690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	Investor Class
Trading Symbol	AOCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 7.19% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.19%	5.09%	5.27%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.4%
Domestic Equity Funds	32.1%
International Fixed Income Funds	15.6%
International Equity Funds	11.9%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000153106 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	R Class
Trading Symbol	AORSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 6.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.58%	4.56%	4.74%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001	$ 1,083,054,001
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.4%
Domestic Equity Funds	32.1%
International Fixed Income Funds	15.6%
International Equity Funds	11.9%
Other Assets and Liabilities	0.0%

C000014689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	Investor Class
Trading Symbol	AOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 9.22% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.22%	7.01%	6.71%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	21.2%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000153105 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	R Class
Trading Symbol	AORMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 8.68% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.68%	6.48%	6.19%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025	$ 1,782,588,025
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	21.2%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000014688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	Investor Class
Trading Symbol	AOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 10.70% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.70%	8.74%	7.94%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 879,146,661	$ 879,146,661	$ 879,146,661	$ 879,146,661	$ 879,146,661
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.3%
International Equity Funds	25.5%
Domestic Fixed Income Funds	16.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000153104 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	R Class
Trading Symbol	AORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 10.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.16%	8.20%	7.40%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 879,146,661	$ 879,146,661	$ 879,146,661	$ 879,146,661	$ 879,146,661
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.3%
International Equity Funds	25.5%
Domestic Fixed Income Funds	16.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000014687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	Investor Class
Trading Symbol	AOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 12.24% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.24%	10.30%	9.03%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 342,308,863	$ 342,308,863	$ 342,308,863	$ 342,308,863	$ 342,308,863
Holdings Count | holding	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000153103 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	R Class
Trading Symbol	AORVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 11.68% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.68%	9.75%	8.49%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 342,308,863	$ 342,308,863	$ 342,308,863	$ 342,308,863	$ 342,308,863
Holdings Count | holding	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

C000014683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	ARTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 7.49% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.49%	5.29%	5.25%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000014685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	I Class
Trading Symbol	ATTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 7.69% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.69%	5.48%	5.46%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

C000014684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	A Class
Trading Symbol	ARTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 7.23% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.23%	5.01%	4.99%
A Class - with sales charge	1.06%	3.77%	4.37%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

C000088020 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	C Class
Trading Symbol	ATTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 6.44% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.44%	4.23%	4.21%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

C000014686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R Class
Trading Symbol	ARSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 6.99% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.99%	4.76%	4.73%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

C000191058 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	ARDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 7.83% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.83%	5.65%	5.60%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071	$ 2,717,840,071
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,487,116
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

C000064316 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	Investor Class
Trading Symbol	ARCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 7.79% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.79%	5.84%	5.91%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000064317 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	I Class
Trading Symbol	ARCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 8.01% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.01%	6.06%	6.12%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

C000064318 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	A Class
Trading Symbol	ARCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 7.54% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.54%	5.59%	5.65%
A Class - with sales charge	1.36%	4.35%	5.02%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

C000088022 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	C Class
Trading Symbol	ARWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$184	1.78%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 6.72% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.72%	4.80%	4.85%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

C000064319 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R Class
Trading Symbol	ARCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 7.18% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.18%	5.32%	5.38%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

C000191060 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R6 Class
Trading Symbol	ARCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 8.15% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.15%	6.23%	6.26%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073	$ 1,373,922,073
Holdings Count | holding	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,028,259
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

C000014675 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	Investor Class
Trading Symbol	ARYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 8.23% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.23%	6.36%	6.31%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000014677 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	I Class
Trading Symbol	ARLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 8.49% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.49%	6.58%	6.53%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

C000014676 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	A Class
Trading Symbol	ARYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 7.96% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.96%	6.09%	6.05%
A Class - with sales charge	1.75%	4.84%	5.42%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

C000088018 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	C Class
Trading Symbol	ARLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$188	1.81%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 7.23% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.23%	5.31%	5.26%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

C000014678 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R Class
Trading Symbol	ARYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 7.76% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.76%	5.84%	5.79%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

C000191056 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R6 Class
Trading Symbol	ARLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 8.62% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.62%	6.74%	6.67%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652	$ 1,692,907,652
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 12,710,823
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

C000064323 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	Investor Class
Trading Symbol	ARDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 8.92% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.92%	6.95%	6.79%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000064320 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	I Class
Trading Symbol	ARDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 9.14% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.14%	7.17%	7.00%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000064321 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	A Class
Trading Symbol	ARDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 8.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.58%	6.67%	6.51%
A Class - with sales charge	2.34%	5.42%	5.88%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000088023 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	C Class
Trading Symbol	ARNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$190	1.83%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 7.87% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.87%	5.88%	5.72%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000064322 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R Class
Trading Symbol	ARDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 8.32% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.32%	6.41%	6.25%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000191061 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R6 Class
Trading Symbol	ARDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 9.28% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.28%	7.33%	7.15%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275	$ 1,265,831,275
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,793,570
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

C000014679 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 9.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.51%	7.56%	7.28%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000014681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	I Class
Trading Symbol	AOOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 9.71% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.71%	7.78%	7.49%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

C000014680 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	A Class
Trading Symbol	AROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 9.25% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.25%	7.30%	7.01%
A Class - with sales charge	2.96%	6.04%	6.38%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

C000088019 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	C Class
Trading Symbol	AROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$194	1.86%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 8.41% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.41%	6.50%	6.21%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

C000014682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R Class
Trading Symbol	ARORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$142	1.36%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 8.97% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.97%	7.04%	6.75%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

C000191057 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R6 Class
Trading Symbol	ARDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 9.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.89%	7.94%	7.64%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119	$ 1,394,647,119
Holdings Count | holding	22	22	22	22	22
Advisory Fees Paid, Amount	$ 11,184,406
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

C000064324 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	Investor Class
Trading Symbol	ARFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 10.04% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.04%	8.28%	7.77%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000064325 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	I Class
Trading Symbol	ARFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 10.25% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.25%	8.49%	7.99%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

C000064326 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	A Class
Trading Symbol	ARFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 9.77% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.77%	8.02%	7.51%
A Class - with sales charge	3.46%	6.74%	6.87%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

C000088024 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	C Class
Trading Symbol	ARFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$196	1.88%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 8.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.99%	7.21%	6.71%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

C000064327 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R Class
Trading Symbol	ARFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 9.50% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.50%	7.74%	7.24%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

C000191062 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R6 Class
Trading Symbol	ARFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 10.45% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.45%	8.66%	8.14%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508	$ 1,098,011,508
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,892,610
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

C000098234 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 10.66% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.66%	8.78%	8.07%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000098235 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	I Class
Trading Symbol	ARENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 10.88% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.88%	9.00%	8.29%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000098236 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	A Class
Trading Symbol	AREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 10.41% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.41%	8.51%	7.80%
A Class - with sales charge	4.06%	7.23%	7.16%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000098237 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	C Class
Trading Symbol	AREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 9.61% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.61%	7.71%	7.00%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000098238 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R Class
Trading Symbol	AREOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 10.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.13%	8.24%	7.53%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000191063 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 11.04% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.04%	9.17%	8.44%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115	$ 826,345,115
Holdings Count | holding	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,453,785
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

C000160243 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	Investor Class
Trading Symbol	ARGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 10.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.89%	9.06%	9.34%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000160244 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	I Class
Trading Symbol	ARGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 11.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.16%	9.30%	9.56%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

C000160245 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	A Class
Trading Symbol	ARGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 10.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.63%	8.80%	9.06%	9/30/15
A Class - with sales charge	4.27%	7.52%	8.40%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

C000160246 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	C Class
Trading Symbol	ARGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 9.77% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	9.77%	7.98%	8.25%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

C000160247 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R Class
Trading Symbol	ARGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 10.30% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.30%	8.52%	8.79%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

C000191064 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R6 Class
Trading Symbol	ARGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 11.29% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.29%	9.45%	9.70%	10/23/17
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

Performance Inception Date				Oct. 23, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716	$ 475,284,716
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,716,516
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

C000221889 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	Investor Class
Trading Symbol	ARHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 11.08% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.08%	9.61%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000221891 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	I Class
Trading Symbol	ARHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 11.30% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.30%	9.82%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

C000221890 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	A Class
Trading Symbol	ARHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 10.83% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.83%	9.32%	9/23/20
A Class - with sales charge	4.45%	7.99%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

C000221892 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	C Class
Trading Symbol	ARHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 10.03% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
C Class	10.03%	8.51%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

C000221888 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R Class
Trading Symbol	ARHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 10.55% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.55%	9.06%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

C000221887 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R6 Class
Trading Symbol	ARHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 11.45% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.45%	9.99%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866	$ 144,460,866
Holdings Count | holding	19	19	19	19	19
Advisory Fees Paid, Amount	$ 864,726
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%